OTHER INCOME, NET (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2019	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
OTHER INCOME /(EXPENSE), NET [Abstract]
Rental income from Sogou	[1]		$ 9,793		$ 8,029		$ 8,392
Individual tax refund and additional deduction of PRC value-added tax	[2]		6,169		907		0
Government grant			5,928		5,763		5,342
Gain from the changes in fair value of financial instruments	[3]		4,303		11,113		17,999
Write-off of unpaid long-term accounts payable			47		0		0
Investment income/(expense)			3		3,004		(3,448)
Impairment loss on equity investments		$ (23,200)	(384)	[4]	(23,154)	[4]	0	[4]
Donations			(1,460)		(283)		0
Others			1,594		2,584		2,416
Total			$ 25,993		$ 7,963		$ 30,701

[1]	Sogou currently leases from Sohu, on an arms-length basis, office space at Sohu.com Internet Plaza under a lease that expires on December 31, 2022 and may be renewed subject to terms to be agreed to by Sohu and Sogou. Rental income consisted solely of the income from this lease. The cash receipts from this lease within operating activities for 2020, 2019 and 2018 were $12.1 million, $8.4 million and $8.0 million, respectively.
[2]	The increase for 2020 compared to 2019 mainly consisted of an individual tax refund of $2.6 million and an additional deduction of PRC value-added tax of $2.1 million.
[3]	The decrease for 2020 compared to 2019 and the decrease for 2019 compared to 2018 were mainly due to a decrease in income earned from investments in financial instruments.
[4]	In the fourth quarter of 2019, the Sohu Group recognized impairment losses of $23.2 million for equity investments.